Fair Value of Financial Instruments - Schedule of Marketable Securities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 30,646
Gross Unrealized Gains	11
Gross Unrealized Losses	(3)
Estimated Fair Value	30,654
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	18,742
Gross Unrealized Gains	9
Gross Unrealized Losses	0
Estimated Fair Value	18,751
U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	9,927
Gross Unrealized Gains	1
Gross Unrealized Losses	(3)
Estimated Fair Value	9,925
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	1,977
Gross Unrealized Gains	1
Gross Unrealized Losses	0
Estimated Fair Value	$ 1,978